CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEET

	September 30
	2017	2018	2018
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	17	47	7
Other receivables	3	4	1
Due from inter-companies	109,321	132,842	19,311
Due to related parties	(1,576)	(1,634)	(240)
Total current assets (liabilities)	107,765	131,259	19,079
Investment in unconsolidated subsidiaries	4,544	(155,970)	(22,673)
Total assets (liabilities)	112,309	(24,711)	(3,594)

AND EQUITY
Total stockholders’ equity	112,309	(24,711)	(3,594)

Schedule of Comprehensive Income (Loss) [Table Text Block]
CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Revenues	204	-	-	-
Operating expenses
General and administrative	(16,035)	(3,016)	(5,147)	(748)
Loss from operations	(15,831)	(3,016)	(5,147)	(748)
Equity method loss	(49,009)	(72,491)	(148,514)	(21,589)
Interest expense	(738)	(167)	(2)	-
Loss before income taxes	(65,578)	(75,674)	(153,663)	(22,337)
Income tax expense	-	-	-	-

Net loss	(65,578)	(75,674)	(153,663)	(22,337)
Other comprehensive loss
Foreign currency translation difference	(4,124)	(7,644)	(3,315)	(482)
Total comprehensive loss	(69,702)	(83,318)	(156,978)	(22,819)

Schedule of Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net cash provided by (used in) operating activities	(20,009)	20,456	3,345	486
Net cash provided by (used in) financing activities	14,881	(13,376)	-	-
Net increase (decrease) in cash and cash equivalents	(5,128)	7,080	3,345	486
Cash and cash equivalents, beginning of year	341	581	17	2
Effect of exchange rate changes on cash and cash equivalents	5,368	(7,644)	(3,315)	(482)
Cash and cash equivalents, end of year	581	17	47	6